UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF PARTNERS' CAPITAL - USD ($) $ in Thousands	Total	Net Profit Interests [Member]	Summit Investments' equity in contributed subsidiaries	Summit Investments' equity in contributed subsidiaries Net Profit Interests [Member]	Limited partners, Common	Limited partners, Subordinated	General partner
Beginning balance at Dec. 31, 2013	$ 1,493,087		$ 523,944		$ 566,532	$ 379,287	$ 23,324
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income	5,925		2,380		1,741	1,373	431
Distributions	(26,366)				(13,958)	(11,717)	(691)
Unit-based compensation	1,063	$ 85		$ 85	1,063
Tax withholdings on vested SMLP LTIP awards	(656)				(656)
Issuance of common units, net of offering costs	198,095				198,095
Contribution from general partner	4,235						4,235
Purchase of Red Rock Gathering	(305,000)		(305,000)
Excess of purchase price over acquired carrying value of Red Rock Gathering			63,183		(36,228)	(25,691)	(1,264)
Cash advance from Summit Investments to contributed subsidiaries, net	14,278		14,278
Expenses paid by Summit Investments on behalf of contributed subsidiaries	5,863		5,863
Capitalized interest allocated from Summit Investments to contributed subsidiaries	272		272
Ending balance at Mar. 31, 2014	1,390,881		305,005		716,589	343,252	26,035
Beginning balance at Dec. 31, 2014	1,351,721		384,832		649,060	293,153	24,676
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income	5,013		3,346		58	41	1,568
Distributions	(35,093)				(19,279)	(13,670)	(2,144)
Unit-based compensation	1,312	$ 85		$ 85	1,312
Tax withholdings on vested SMLP LTIP awards	(910)				(910)
Cash advance from Summit Investments to contributed subsidiaries, net	5,899		5,899
Expenses paid by Summit Investments on behalf of contributed subsidiaries	2,112		2,112
Capitalized interest allocated from Summit Investments to contributed subsidiaries	304		304
Ending balance at Mar. 31, 2015	$ 1,330,443		$ 396,578		$ 630,241	$ 279,524	$ 24,100